Summary of Changes in Warrants (Details)			12 Months Ended
	Apr. 20, 2023 shares $ / shares	Apr. 20, 2023 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants, Issued	333	333	333	333
Weighted Average Exercise Price, Issued | (per share)	$ 1.86	$ 2.50	$ 2.21	$ 3.00		$ 1.20	$ 1.55
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of purchase share outstanding, Beginning of the period			27,780,264	27,780,264	20,387,538	1,568,866	1,568,866
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares				$ 2.21	$ 2.33		$ 0.63
Warrants, Issued			34,819,200	34,819,200	7,402,726	21,011,038	21,011,038
Weighted Average Exercise Price, Issued | $ / shares				$ 0.18	$ 1.88		$ 2.31
Warrants, Excercised			(33,638)	(33,638)		(2,185,366)	(2,185,366)
Weighted Average Exercise Price, Exercised | $ / shares				$ 0.09			$ 0.87
Warrants, Expired			(12,548,559)	(12,548,559)	(10,000)	(7,000)	(7,000)
Weighted Average Exercise Price, Expired | $ / shares				$ 2.25	$ 2.17		$ 0.50
Number of purchase share outstanding, Ending of the period			50,017,267	50,017,267	27,780,264	20,387,538	20,387,538
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares				$ 0.79	$ 2.21		$ 2.33